RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Apr. 20, 2018 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Services provided by related parties		¥ 1,259	¥ 57,890	¥ 76,769
Services provided to related parties		0	2,099	35,001
Amounts due from related parties		0	50,000
Amounts due to related parties		25,289	29,902		$ 3,876
Loans to related parties			50,884	142,181
9F Weiban
Related Party Transaction [Line Items]
Amounts due from related parties		0
Beijing Shunwei
Related Party Transaction [Line Items]
Services provided to related parties		0		3,941
Amounts due from related parties		0
Kashi Boya
Related Party Transaction [Line Items]
Services provided to related parties		0		4,495
Shenzhen Boya
Related Party Transaction [Line Items]
Services provided to related parties		0	6
Beijing Jiuzao
Related Party Transaction [Line Items]
Amounts due to related parties		182	7,300
Nanjing Lefang
Related Party Transaction [Line Items]
Services provided to related parties		0	1,994	26,386
Amounts due from related parties		0	50,000
Amounts due to related parties		18,834	18,474
Shanghai Qiuzhi
Related Party Transaction [Line Items]
Services provided to related parties		0	99
Amounts due to related parties			120
Hangzhou Shuyun
Related Party Transaction [Line Items]
Amounts due to related parties		18	883
Zhuhai Hengqin Payment
Related Party Transaction [Line Items]
Amounts due to related parties		4,731	3,125
Others
Related Party Transaction [Line Items]
Services provided to related parties		0		179
Nine F
Related Party Transaction [Line Items]
Amounts due from related parties		0
Loans to related parties | $	$ 20,000
Loan term (in years)	3 years
Lin, Yanjun
Related Party Transaction [Line Items]
Amounts due from related parties		0
Chen, Lixing
Related Party Transaction [Line Items]
Amounts due from related parties		0
Shenzhen Lingxian
Related Party Transaction [Line Items]
Amounts due from related parties		0
Sun Lei
Related Party Transaction [Line Items]
Amounts due from related parties		0
Niche Global Fintech Corporation Limited
Related Party Transaction [Line Items]
Amounts due to related parties		1,524
Investors and borrower acquisition and referral services
Related Party Transaction [Line Items]
Services provided by related parties		901	42,770	37,769
Investors and borrower acquisition and referral services | Beijing Jiujia
Related Party Transaction [Line Items]
Services provided by related parties		0		9,965
Investors and borrower acquisition and referral services | Beijing Shunwei
Related Party Transaction [Line Items]
Services provided by related parties		0	1,221	5,133
Investors and borrower acquisition and referral services | Shenzhen Boya
Related Party Transaction [Line Items]
Services provided by related parties		0	4,696	9,781
Investors and borrower acquisition and referral services | Beijing Jiuzao
Related Party Transaction [Line Items]
Services provided by related parties		852	7,257
Investors and borrower acquisition and referral services | Nanjing Lefang
Related Party Transaction [Line Items]
Services provided by related parties		0	29,476	12,890
Investors and borrower acquisition and referral services | Shanghai Qiuzhi
Related Party Transaction [Line Items]
Services provided by related parties		49	120
Credit inquiry services
Related Party Transaction [Line Items]
Services provided by related parties		358	5,925	427
Credit inquiry services | WeCash Xiangshan
Related Party Transaction [Line Items]
Services provided by related parties		0		427
Credit inquiry services | Hangzhou Shuyun
Related Party Transaction [Line Items]
Services provided by related parties		358	5,925
Payment processing service
Related Party Transaction [Line Items]
Services provided by related parties		0	9,175	38,312
Payment processing service | Zhuhai Hengqin Payment
Related Party Transaction [Line Items]
Services provided by related parties		0	9,175	17,808
Payment processing service | Huoerguosi Payment
Related Party Transaction [Line Items]
Services provided by related parties		0		20,504
Payment processing service | Others
Related Party Transaction [Line Items]
Services provided by related parties		¥ 0	¥ 20	¥ 261